UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-08299

                  OPPENHEIMER INTERNATIONAL SMALL COMPANY FUND
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924

               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.

                             OppenheimerFunds, Inc.

            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)


       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: AUGUST 31
                                                ---------

                   Date of reporting period: NOVEMBER 30, 2004
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.

--------------------------------------------------------------------------------
Oppenheimer International Small Company Fund

STATEMENT OF INVESTMENTS  November 30, 2004 / Unaudited
--------------------------------------------------------------------------------

                                                                              Shares              Value
-----------------------------------------------------------------------------------------------------------
COMMON STOCKS--95.2%
-----------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--20.1%
-----------------------------------------------------------------------------------------------------------
DISTRIBUTORS--0.3%
Goodpack Ltd.                                                              1,690,000   $      1,227,928
-----------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--0.8%
Ukbetting plc 1                                                            4,000,000          3,122,492
-----------------------------------------------------------------------------------------------------------
INTERNET & CATALOG RETAIL--0.9%
Nissen Co. Ltd.                                                              200,000          3,352,607
-----------------------------------------------------------------------------------------------------------
MEDIA--11.6%
Balaji Telefilms Ltd.                                                      2,000,000          4,218,662
-----------------------------------------------------------------------------------------------------------
Clear Media Ltd. 1                                                         1,000,000          1,003,151
-----------------------------------------------------------------------------------------------------------
Hurriyet Gazetecilik ve Matbaacilik AS                                 3,400,000,000          6,602,864
-----------------------------------------------------------------------------------------------------------
Impresa Sociedade Gestora de Participacoes SA 1                              600,000          4,123,799
-----------------------------------------------------------------------------------------------------------
Macmillan India Ltd.                                                         200,000          1,545,424
-----------------------------------------------------------------------------------------------------------
OPT, Inc. 1                                                                      600          3,043,584
-----------------------------------------------------------------------------------------------------------
Television Eighteen India Ltd.                                               541,667          2,019,950
-----------------------------------------------------------------------------------------------------------
Village Roadshow Ltd. 1                                                    4,000,000          6,174,402
-----------------------------------------------------------------------------------------------------------
Yedang Entertainment Co. Ltd. 1,2                                          2,400,000         16,350,643
                                                                                        ------------------
                                                                                             45,082,479
-----------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--1.1%
French Connection Group plc                                                  900,000          4,432,926
-----------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--5.4%
Arvind Mills Ltd. 1                                                        5,500,000         14,053,433
-----------------------------------------------------------------------------------------------------------
Himatsingka Seide Ltd.                                                       350,000          2,985,998
-----------------------------------------------------------------------------------------------------------
Titan Industries Ltd.                                                      1,000,000          3,903,887
                                                                                        ------------------
                                                                                             20,943,318
-----------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--4.0%
-----------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.5%
B&B Natural Products Ltd. 2,3                                             32,000,000          3,745,097
-----------------------------------------------------------------------------------------------------------
Thorntons plc                                                              2,000,000          5,809,287
                                                                                        ------------------
                                                                                              9,554,384
-----------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.5%
Marico Industries Ltd.                                                     1,500,000          5,916,321
-----------------------------------------------------------------------------------------------------------
ENERGY--4.2%
-----------------------------------------------------------------------------------------------------------
OIL & GAS--4.2%
Great Eastern Shipping Co. Ltd.                                            2,500,000         10,770,696
-----------------------------------------------------------------------------------------------------------
Western Oil Sands, Inc., Cl. A 1                                             150,000          5,421,199
                                                                                        ------------------
                                                                                             16,191,895
-----------------------------------------------------------------------------------------------------------
FINANCIALS--12.0%
-----------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--1.9%
Daishin Securities Co. Ltd.                                                  600,000          7,374,940
-----------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--2.6%
Credit Rating Information Services of India Ltd. 2                           325,000          4,004,705
-----------------------------------------------------------------------------------------------------------
SFCG Co. Ltd.                                                                 25,000          6,170,740
                                                                                        ------------------
                                                                                             10,175,445
-----------------------------------------------------------------------------------------------------------
REAL ESTATE--7.5%
G. Accion SA de CV, Series B 1,2,3                                         6,657,000          3,558,941
-----------------------------------------------------------------------------------------------------------
Great Eagle Holdings Ltd.                                                  4,000,000          9,517,073
-----------------------------------------------------------------------------------------------------------
Hoosiers Corp.                                                                 2,778          6,128,040
-----------------------------------------------------------------------------------------------------------
Kennedy-Wilson Japan 1                                                         2,000          9,970,361
                                                                                        ------------------
                                                                                             29,174,415
-----------------------------------------------------------------------------------------------------------
HEALTH CARE--7.5%
-----------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--0.5%
Norwood Immunology Ltd. 1,3                                                2,500,000          1,827,346
-----------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--2.2%
Elekta AB, B Shares 1                                                        100,000          2,739,073
-----------------------------------------------------------------------------------------------------------
Ortivus AB, Cl. B 1                                                          450,000          1,661,308
-----------------------------------------------------------------------------------------------------------
Xillix Technologies Corp. 1,2                                              7,000,000          4,072,856
                                                                                        ------------------
                                                                                              8,473,237
-----------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.1%
Apollo Hospitals Enterprise Ltd.                                           1,400,000          8,330,682
-----------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.7%
Norwood Abbey Ltd. 1                                                       6,000,000          2,963,713
-----------------------------------------------------------------------------------------------------------
Tsumura & Co.                                                                500,000          7,628,395
                                                                                        ------------------
                                                                                             10,592,108
-----------------------------------------------------------------------------------------------------------
INDUSTRIALS--13.6%
-----------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--3.4%
Iroonet Co. Ltd.                                                             213,000            775,283
-----------------------------------------------------------------------------------------------------------
Meitec Corp.                                                                  64,500          2,268,986
-----------------------------------------------------------------------------------------------------------
Trafficmaster plc 1,2                                                      7,000,000         10,072,616
                                                                                        ------------------
                                                                                             13,116,885
-----------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--4.2%
Cosel Co. Ltd.                                                               121,000          2,874,933
-----------------------------------------------------------------------------------------------------------
Electrovaya, Inc. 1,2                                                      3,700,000          1,653,596
-----------------------------------------------------------------------------------------------------------
Solarworld AG                                                                150,000         11,725,309
                                                                                        ------------------
                                                                                             16,253,838
-----------------------------------------------------------------------------------------------------------
MACHINERY--3.8%
Ashok Leyland Ltd.                                                         3,500,000          1,587,879
-----------------------------------------------------------------------------------------------------------
Fong's Industries Co. Ltd.                                                12,000,000         10,340,171
-----------------------------------------------------------------------------------------------------------
ZENON Environmental, Inc. 1                                                  150,000          2,940,804
                                                                                        ------------------
                                                                                             14,868,854
-----------------------------------------------------------------------------------------------------------
ROAD & RAIL--2.2%
ComfortDelGro Corp. Ltd.                                                  10,000,000          8,731,225
-----------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--14.8%
-----------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--1.8%
Lectra                                                                     1,000,000          6,846,410
-----------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--10.3%
Aufeminin.com SA 2                                                           600,000          5,982,300
-----------------------------------------------------------------------------------------------------------
Index Corp.                                                                    3,500          8,537,000
-----------------------------------------------------------------------------------------------------------
NCsoft Corp. 1                                                               125,000         11,314,912
-----------------------------------------------------------------------------------------------------------
Neowiz Corp.                                                                 300,000          6,545,974
-----------------------------------------------------------------------------------------------------------
Opera Software ASA 1,2                                                     6,000,000          7,828,810
                                                                                        ------------------
                                                                                             40,208,996
-----------------------------------------------------------------------------------------------------------
IT SERVICES--2.7%
United Internet AG                                                           400,000         10,475,673
-----------------------------------------------------------------------------------------------------------
MATERIALS--13.2%
-----------------------------------------------------------------------------------------------------------
CHEMICALS--3.2%
Hikal Ltd.                                                                   650,000          5,704,884
-----------------------------------------------------------------------------------------------------------
Micro Inks Ltd.                                                              300,000          4,231,321
-----------------------------------------------------------------------------------------------------------
Micro Inks Ltd., GDR 1                                                       200,000          2,820,880
                                                                                        ------------------
                                                                                             12,757,085
-----------------------------------------------------------------------------------------------------------
METALS & MINING--10.0%
Eldorado Gold Corp. 1                                                      2,000,000          6,627,878
-----------------------------------------------------------------------------------------------------------
Gallery Gold Ltd. 1                                                       13,000,000          4,113,695
-----------------------------------------------------------------------------------------------------------
Inmet Mining Corp. 1                                                       1,000,000         16,932,288
-----------------------------------------------------------------------------------------------------------
Macarthur Coal Ltd.                                                        2,200,000          7,216,333
-----------------------------------------------------------------------------------------------------------
Stornoway Diamond Corp. 1                                                  3,000,000          3,971,667
                                                                                        ------------------
                                                                                             38,861,861
-----------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.4%
-----------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--3.4%
iTouch plc 1,2                                                            21,000,000         13,455,570
-----------------------------------------------------------------------------------------------------------
UTILITIES--2.4%
-----------------------------------------------------------------------------------------------------------
GAS UTILITIES--2.4%
Aygaz AS                                                                 500,000,000          1,096,752
-----------------------------------------------------------------------------------------------------------
Xinao Gas Holdings Ltd. 1                                                 14,000,000          8,237,412
                                                                                        ------------------
                                                                                              9,334,164
                                                                                        ------------------
Total Common Stocks (Cost $297,705,628)                                                     370,683,084

                                            Date             Strike        Contracts
-----------------------------------------------------------------------------------------------------------
OPTIONS PURCHASED--0.2%
Norwood Immunology Ltd. Call 1
                                         6/30/05               0.38GBP     2,500,000            321,298
Norwood Immunology Ltd. Call 1
                                        12/31/06               0.57GBP     1,250,000            241,214
                                                                                        ------------------
Total Options Purchased (Cost $0)                                                               562,512

                                                                               Units
-----------------------------------------------------------------------------------------------------------
RIGHTS, WARRANTS AND CERTIFICATES--0.0%
Television Eighteen India Ltd. Wts.:
Exp. 3/15/06 1                                                                41,666             28,584
Exp. 8/15/07 1                                                                41,666             44,288
                                                                                        ------------------
Total Rights, Warrants and Certificates (Cost $798,569)                                          72,872
                                                                           Principal
                                                                              Amount              Value
-----------------------------------------------------------------------------------------------------------
JOINT REPURCHASE AGREEMENTS--4.0%
Undivided interest of 2.79% in joint
repurchase agreement (Principal Amount/Value
$563,463,000, with a maturity value of
$563,494,147) with UBS Warburg LLC, 1.99%,
dated 11/30/04, to be repurchased at
$15,693,867 on 12/1/04, collateralized by
Federal National Mortgage Assn., 5%, 3/1/34,
with a value of $575,723,750
(Cost $15,693,000)                                                 $      15,693,000   $     15,693,000
-----------------------------------------------------------------------------------------------------------
Total Investments, at Value (Cost $314,197,197)                                 99.4%       387,011,468
-----------------------------------------------------------------------------------------------------------
Other Assets Net of Liabilities                                                  0.6          2,449,594
                                                                     -------------------------------------
Net Assets                                                                     100.0%  $    389,461,062
                                                                     =====================================

Footnotes to Statement of Investments

1. Non-income producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended November 30, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of November 30, 2004 amounts to $70,725,134. Transactions during the period in which the issuer was an affiliate are as follows:


                               SHARES          GROSS            GROSS            SHARES
                      AUGUST 31, 2004      ADDITIONS       REDUCTIONS     NOV. 30, 2004
---------------------------------------------------------------------------------------
Aufeminin.com SA              400,000        200,000               --           600,000
B&B Natural
Products Ltd.              30,000,000      2,000,000               --        32,000,000
Credit Rating
Information
Services of India
Ltd.                          325,000             --               --           325,000
Electrovaya, Inc.           3,700,000             --               --         3,700,000
G. Accion SA de CV,
Series B                    6,657,000             --               --         6,657,000
iTouch plc                 21,000,000             --               --        21,000,000
Opera Software ASA          5,000,000      1,000,000               --         6,000,000
Trafficmaster plc           6,000,000      1,000,000               --         7,000,000
Xillix Technologies
Corp.                       7,000,000             --               --         7,000,000
Yedang Entertainment
Co. Ltd.                    2,400,000             --               --         2,400,000


                                                         UNREALIZED
                                                       APPRECIATION       DIVIDEND
                                                      (DEPRECIATION)        INCOME
----------------------------------------------------------------------------------
Aufeminin.com SA                                      $   1,000,715      $      --
B&B Natural Products
Ltd.                                                       (182,466)        50,577
Credit Rating
Information Services of
India Ltd.                                                2,898,422             --
Electrovaya, Inc.                                        (1,095,710)            --
G. Accion SA de CV, Series B                                532,562             --
iTouch plc                                                2,734,111             --
Opera Software ASA                                         (426,224)            --
Trafficmaster plc                                          (878,246)            --
Xillix Technologies
Corp.                                                    (1,004,776)            --
Yedang Entertainment
Co. Ltd.                                                  2,376,946             --
                                                      ----------------------------
                                                      $   5,955,334      $  50,577
                                                      ============================

3. Illiquid security. The aggregate value of illiquid securities as of November 30, 2004 was $9,131,384, which represents 2.34% of the Fund's net assets.


Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:


Geographic Holdings                                                              Value          Percent
--------------------------------------------------------------------------------------------------------
India                                                                 $     72,167,594            18.6  %
Japan                                                                       49,974,646            12.9
Korea, Republic of South                                                    42,361,752            10.9
Canada                                                                      41,620,288            10.8
United Kingdom                                                              39,282,749            10.2
Hong Kong                                                                   22,502,733             5.8
Germany                                                                     22,200,982             5.7
Australia                                                                   20,468,143             5.3
United States                                                               15,693,000             4.1
France                                                                      12,828,710             3.3
Bermuda                                                                     10,340,171             2.7
Singapore                                                                    9,959,153             2.6
Norway                                                                       7,828,810             2.0
Turkey                                                                       7,699,616             2.0
Sweden                                                                       4,400,381             1.1
Portugal                                                                     4,123,799             1.1
Mexico                                                                       3,558,941             0.9
                                                                     -------------------------------------
Total                                                                  $   387,011,468             100.0  %
                                                                     =====================================

FEDERAL TAX. The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of November 30, 2004 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $ 314,623,129
                                              =============

Gross unrealized appreciation                 $  85,373,949
Gross unrealized depreciation                   (12,985,610)
                                              -------------
Net unrealized appreciation                   $  72,388,339
                                              =============

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of November 30, 2004, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)    Exhibits attached hereto. (Attach certifications as exhibits)